Other Payables, Accruals and Advance Receipts	12 Months Ended
Dec. 31, 2019
Other Payables, Accruals and Advance Receipts
Other Payables, Accruals and Advance Receipts

14. Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	December 31,
	2019	2018
	(in US$’000)
Accrued salaries and benefits	12,970	8,715
Accrued research and development expenses	48,531	28,883
Accrued selling and marketing expenses	3,337	4,675
Accrued administrative and other general expenses	8,699	6,181
Deferred government incentives	445	1,817
Deposits	1,778	1,230
Dividend payable to non-controlling shareholder of subsidiary (Note 22(iv))	—	1,282
Others	5,864	3,544
	81,624	56,327